Contracts in Progress - Capitalized contract costs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract costs	$ 22,364	$ 40,824
Pre-operational costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract costs	2,803	7,750
Offshore asset mobilization costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract costs	8,978	21,509
Vessel repositioning costs
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract costs	$ 10,583	$ 11,565